NON-FINANCIAL ASSETS AND LIABILITIES (Details 11)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-financial Assets And Liabilities
Real discount rate	5.00%	5.00%	5.00%
Real wage increase rate	1.00%	1.00%	1.00%
Inflation rate	29.00%	156.00%	118.00%